Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT3-1224
1.9887623.106
Municipal Securities - 97.6%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Education - 0.4%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2036	1,000,000	1,081,915
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2043	1,090,000	1,167,335
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	960,000	925,551
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	1,595,000	1,515,875
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	1,260,000	1,163,278
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	1,125,000	1,014,434
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	1,355,000	1,191,083
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2044	900,000	960,206
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	645,000	681,982
		9,701,659
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,510,000	1,518,903
Health Care - 0.5%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	6,710,000	7,194,251
Infirmary Hlth Sys Spl Care 5% 2/1/2026	3,585,000	3,634,508
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	4,230,000	3,185,916
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	1,310,000	890,799
		14,905,474
State G.O. - 1.5%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	14,780,000	15,337,941
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,960,000	7,988,611
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,385,000	20,839,156
		44,165,708
TOTAL ALABAMA		70,291,744
Alaska - 0.3%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2034 (e)	1,500,000	1,665,037
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	540,000	526,977
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	1,030,000	1,070,117
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	935,000	990,903
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	700,000	734,886
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	1,230,000	1,313,393
		4,636,276
Transportation - 0.0%
Alaska Airport Series 2016 A, 5% 10/1/2026	1,325,000	1,344,093
TOTAL ALASKA		7,645,406
Arizona - 2.2%
Education - 0.1%
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	560,000	578,600
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	1,000,000	996,819
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	685,000	751,539
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	930,000	1,015,283
		3,342,241
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	3,465,000	3,798,794
General Obligations - 0.2%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,245,000	2,067,689
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,625,000	1,539,900
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	2,150,000	2,254,091
		5,861,680
Health Care - 0.8%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2039	620,000	620,701
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	2,500,000	1,841,086
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	4,075,000	4,168,901
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	3,090,000	2,497,787
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,835,000	1,469,476
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,220,000	4,470,192
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	910,000	822,647
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	1,250,000	1,035,898
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	2,020,000	1,747,057
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2031	750,000	823,257
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2032	750,000	829,682
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2033	675,000	751,332
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2034	675,000	755,371
		21,833,387
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,648,622	1,565,339
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	8,905,000	9,019,650
State G.O. - 0.2%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	5,415,000	5,869,858
Transportation - 0.4%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,400,000	2,486,162
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 4% 7/1/2045	5,000,000	4,759,796
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	810,000	863,948
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	470,000	492,205
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	1,590,000	1,661,827
		10,263,938
TOTAL ARIZONA		61,554,887
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	335,000	344,229
California - 1.6%
Education - 0.1%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	2,465,000	2,585,004
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	1,100,000	1,141,916
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2042	1,255,000	1,308,149
University CA Revs Series 2023 BM, 5% 5/15/2036	670,000	769,550
		5,804,619
Electric Utilities - 0.2%
Middle Fork Project Finance Authority 5% 4/1/2025	2,700,000	2,709,056
Middle Fork Project Finance Authority 5% 4/1/2026	1,900,000	1,929,847
		4,638,903
General Obligations - 0.1%
California St Pub Wks Brd Lse 5% 8/1/2030	520,000	579,614
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	785,000	840,142
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	4,065,000	2,425,587
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,090,000	327,445
State of California Gen. Oblig. 5% 10/1/2039	490,000	549,999
		4,722,787
Health Care - 0.2%
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2042	935,000	947,609
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	480,000	485,665
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	300,738	210,516
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	455,000	467,430
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	910,000	933,184
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	750,000	761,890
		3,806,294
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	4,339,440	4,160,766
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,076,305	5,221,861
		9,382,627
State G.O. - 0.2%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	4,230,000	4,532,437
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	41,760,000	4,518,779
Transportation - 0.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Municipal Corp Insured) (g)	1,715,000	441,697
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (b)	1,635,000	1,552,470
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	420,000	480,590
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	427,570
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	317,765
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	280,000	316,784
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	530,219
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Municipal Corp Insured)	280,000	314,336
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	530,000	591,463
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Municipal Corp Insured)	470,000	537,803
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Municipal Corp Insured)	375,000	427,570
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Municipal Corp Insured)	280,000	317,765
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Municipal Corp Insured)	750,000	848,531
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Municipal Corp Insured)	655,000	738,923
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	470,000	524,505
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019B, 5% 5/1/2049	435,000	455,815
		8,823,806
TOTAL CALIFORNIA		46,230,252
Colorado - 1.7%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2031	1,000,000	1,117,423
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2040	1,000,000	1,113,066
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 5% 3/1/2042	1,000,000	1,096,609
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	700,000	678,576
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	830,000	815,813
		4,821,487
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2050 (Pre-refunded to 9/1/2030 at 100)	805,000	859,271
General Obligations - 0.2%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	1,870,000	1,953,006
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	3,240,000	2,499,009
		4,452,015
Health Care - 1.2%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2048 (b)	935,000	951,693
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	900,000	856,304
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,170,000	1,244,601
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	5,520,000	5,903,294
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	13,820,000	13,192,347
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,195,000	1,686,518
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	3,360,000	3,078,589
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	705,000	716,775
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019B, 4% 1/1/2040	1,560,000	1,559,617
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	2,425,000	2,582,847
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 4% 11/1/2039	845,000	821,633
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	1,400,000	1,451,291
		34,045,509
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	200,000	201,501
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	120,000	121,076
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	980,000	961,652
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	1,635,000	1,689,826
		2,974,055
Special Tax - 0.1%
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	1,404,000	1,450,900
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Municipal Corp Insured)	126,000	130,013
		1,580,913
TOTAL COLORADO		48,733,250
Connecticut - 2.3%
Education - 1.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	1,040,000	1,045,638
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	1,075,000	1,074,865
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	5,490,000	5,045,110
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	865,000	853,770
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,390,000	1,355,626
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	2,680,000	2,577,177
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	985,000	1,035,264
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	515,000	560,789
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	350,000	379,624
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	540,000	586,574
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	815,000	881,878
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) Series S, 4% 6/1/2051	855,000	816,385
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	8,750,000	8,694,388
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,140,000	3,139,548
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 4% 7/1/2036	935,000	939,880
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,120,000	3,146,441
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	330,000	323,539
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	985,000	1,002,773
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	765,000	776,718
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,030,000	1,040,982
		35,276,969
General Obligations - 0.2%
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2025 (Build America Mutual Assurance Co Insured)	625,000	627,659
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	250,000	252,048
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	615,000	632,402
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	785,000	698,507
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	950,000	833,038
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	230,000	238,297
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	510,000	524,932
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2024 (Connecticut St Guaranteed)	430,000	430,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	470,000	488,796
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2028	3,640,000	3,798,493
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	465,000	474,024
		8,998,196
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(f)	555,000	360,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(f)	685,000	445,250
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	3,700,000	3,981,405
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	1,665,000	1,714,358
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,635,000	1,467,616
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	5,455,000	5,554,529
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	1,485,000	1,623,166
		15,147,074
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,055,000	1,033,955
Special Tax - 0.2%
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2033	4,680,000	4,683,344
TOTAL CONNECTICUT		65,139,538
District Of Columbia - 1.1%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2043	2,880,000	2,931,922
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	465,000	470,787
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	775,000	796,536
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	845,000	882,146
		5,081,391
General Obligations - 0.0%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	470,000	483,695
Transportation - 1.0%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2032 (Assured Guaranty Inc Insured) (g)	1,665,000	1,258,396
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,020,000	7,216,717
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	1,405,000	1,479,163
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,485,000	7,782,345
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,425,000	4,829,567
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,490,000	4,137,187
		26,703,375
TOTAL DISTRICT OF COLUMBIA		32,268,461
Florida - 4.0%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	750,000	785,306
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	8,285,000	6,088,487
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2025	625,000	620,682
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	230,000	238,510
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	425,000	437,004
		8,169,989
Electric Utilities - 0.4%
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2039	1,000,000	1,123,839
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2038	7,000,000	7,902,679
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2039	3,000,000	3,371,518
		12,398,036
Escrowed/Pre-Refunded - 0.0%
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2030 (Pre-refunded to 8/1/2025 at 100)	820,000	831,343
General Obligations - 0.5%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,460,000	2,580,928
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	360,000	365,952
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	255,000	265,073
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	205,000	217,595
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	350,000	384,032
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	330,000	365,985
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	305,000	343,736
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	405,000	437,175
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	1,890,000	2,032,994
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	1,605,000	1,616,811
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	1,870,000	1,976,914
		10,587,195
Health Care - 1.6%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	790,000	806,208
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	5,780,000	5,458,445
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	655,000	686,003
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	900,000	913,574
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,189,949
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Municipal Corp Insured)	1,345,000	1,416,095
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	435,000	464,036
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	545,000	588,832
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,331,088
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,670,000	3,339,092
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2036	2,500,000	2,815,655
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2037	2,500,000	2,805,734
Lee County Industrial Development Authority/Fl 5% 4/1/2044	3,030,000	3,112,248
Lee Mem Health Sys FL Hosp Rev 5% 4/1/2026	935,000	956,519
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	2,475,000	1,769,476
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	1,365,000	1,278,903
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2019B, 5% 5/15/2053	1,425,000	1,395,482
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	2,850,000	2,907,650
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	8,925,000	8,544,325
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,450,000	1,521,218
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 5% 12/1/2040	1,570,000	1,572,268
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2055	955,000	939,352
		45,812,152
Housing - 0.3%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,685,000	1,716,833
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,220,000	1,239,378
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	4,390,000	4,401,273
		7,357,484
Special Tax - 0.3%
County of Pasco FL Series 2023 A, 5.25% 9/1/2036 (Assured Guaranty Municipal Corp Insured)	500,000	557,889
County of Pasco FL Series 2023 A, 5.5% 9/1/2040 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,110,280
County of Pasco FL Series 2023 A, 5.5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	500,000	552,021
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Municipal Corp Insured)	2,340,000	2,443,801
Tampa FL Tax Alloc 0% 9/1/2038 (g)	935,000	515,926
Tampa FL Tax Alloc 0% 9/1/2039 (g)	795,000	416,492
Tampa FL Tax Alloc 0% 9/1/2040 (g)	935,000	464,071
Tampa FL Tax Alloc 0% 9/1/2041 (g)	935,000	439,430
Tampa FL Tax Alloc 0% 9/1/2042 (g)	935,000	416,145
Tampa FL Tax Alloc 0% 9/1/2045 (g)	1,730,000	653,762
		7,569,817
Transportation - 0.6%
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,315,000	2,342,747
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2035	935,000	943,188
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	1,415,000	1,494,885
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	1,870,000	1,944,787
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	1,870,000	1,874,259
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,081,107
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	930,000	941,420
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	2,810,000	3,143,826
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	2,490,000	2,766,602
		16,532,821
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	3,745,000	3,558,103
TOTAL FLORIDA		112,816,940
Georgia - 4.5%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	180,000	170,031
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2038	2,810,000	2,861,707
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2039	1,370,000	1,389,988
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2038	815,000	826,127
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	375,000	391,499
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	560,000	611,251
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	450,000	485,822
		6,736,425
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,325,000	1,329,141
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	3,200,000	3,225,964
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,480,000	2,476,595
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,230,000	1,479,498
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,735,000	1,601,900
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	1,145,000	1,167,924
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	385,000	410,669
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	1,135,000	1,186,522
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	1,490,000	1,541,568
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	2,005,000	2,219,719
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	570,000	633,528
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	550,000	594,406
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	1,040,000	1,024,795
		18,892,229
Health Care - 0.6%
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	4,680,000	4,856,432
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	6,980,000	5,449,329
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	200,000	205,022
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	165,000	172,263
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	375,000	398,193
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	325,000	350,093
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	235,000	255,895
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	280,000	306,816
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	185,000	204,484
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	1,385,000	1,378,515
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,445,000	1,400,967
		14,978,009
State G.O. - 3.1%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	37,435,000	37,871,609
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	14,040,000	14,916,574
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	12,405,000	12,540,059
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,210,000	5,518,613
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	7,880,000	8,399,951
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	700,000	733,797
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,050,000	2,165,820
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	730,000	775,227
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	2,130,000	2,286,882
		85,208,532
TOTAL GEORGIA		125,815,195
Hawaii - 0.1%
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	935,000	972,050
Transportation - 0.0%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	870,000	874,064
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2037 (e)	1,565,000	1,769,950
TOTAL HAWAII		3,616,064
Idaho - 0.2%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	55,000	55,223
Transportation - 0.2%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	2,810,000	3,072,426
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	935,000	1,033,449
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	600,000	668,564
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	1,170,000	1,297,982
		6,072,421
TOTAL IDAHO		6,127,644
Illinois - 12.5%
Education - 0.5%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	200,000	206,170
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	1,455,000	1,269,103
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	420,000	377,012
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2027	225,000	236,439
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2028	185,000	197,290
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2044	935,000	970,754
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2049	1,170,000	1,204,980
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2051	935,000	961,900
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2038	1,125,000	1,063,097
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.25% 10/1/2052	4,525,000	4,571,423
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,445,000	1,493,765
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	1,215,000	1,205,991
Northern IL Univ Revs Series 2020 B, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	1,215,000	1,194,650
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	815,000	786,988
University of Illinois Series 2018A, 5% 4/1/2029	95,000	100,945
		15,840,507
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2028 (Escrowed to Maturity)	180,000	191,840
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	40,000	40,782
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	1,240,000	1,193,803
		1,426,425
General Obligations - 6.3%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	95,000	96,208
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	775,000	792,297
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	585,000	603,054
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	1,450,000	1,504,164
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	935,000	963,721
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	1,170,000	1,199,188
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	935,000	947,159
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	1,205,000	1,217,982
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	1,475,000	1,487,641
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	630,000	666,125
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	585,000	617,751
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	795,000	836,801
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	1,545,000	1,620,626
Chicago IL Brd Ed 5% 12/1/2024	100,000	100,089
Chicago IL Brd Ed 5% 12/1/2025	290,000	292,537
Chicago IL Brd Ed 5% 12/1/2025	505,000	509,419
Chicago IL Brd Ed 5.25% 12/1/2035	1,870,000	1,870,522
Chicago IL Brd Ed Series 2015 C, 5.25% 12/1/2039	40,000	40,001
Chicago IL Brd Ed Series 2016 A, 7% 12/1/2044	2,995,000	3,060,025
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	650,000	655,258
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	185,000	190,545
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2027	505,000	520,136
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	575,000	595,645
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	240,000	248,851
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	750,000	782,218
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	600,000	619,874
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	1,200,000	1,220,387
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	1,250,000	1,298,562
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	2,085,000	2,051,373
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,760,000	1,653,035
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,915,000	2,710,036
Chicago IL Brd Ed Series D, 5% 12/1/2031	865,000	879,345
Chicago IL Gen. Oblig. 5% 1/1/2028	1,070,000	1,118,463
Chicago IL Gen. Oblig. Series 2003B, 5.5% 1/1/2030	1,685,000	1,687,784
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	2,200,000	2,248,919
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2026	1,955,000	1,988,580
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,425,000	1,471,002
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,860,000	1,979,802
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2032	1,215,000	1,283,119
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	1,400,000	1,499,605
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,485,000	4,782,311
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	795,000	841,490
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	1,193,000	1,196,503
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2034	1,609,000	1,603,011
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	2,890,000	2,825,035
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	3,415,000	3,768,312
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	2,245,000	2,462,596
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	2,200,000	2,406,311
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	580,000	584,085
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	295,000	300,420
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	300,000	308,050
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	150,000	154,591
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	940,000	1,026,273
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2025	795,000	799,272
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	1,265,000	1,351,444
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	7,900,000	7,721,926
Illinois St Gen. Oblig. 5% 2/1/2026	4,930,000	5,024,810
Illinois St Gen. Oblig. 5% 2/1/2027	575,000	596,838
Illinois St Gen. Oblig. 5% 3/1/2032	2,060,000	2,258,555
Illinois St Gen. Oblig. 5.5% 1/1/2028	4,680,000	5,010,398
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,440,000	1,506,074
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	2,835,000	2,981,188
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	935,000	996,099
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	1,495,000	1,578,096
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	935,000	964,821
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	2,060,000	2,204,404
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,000,000	1,096,386
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	3,640,000	3,964,486
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,600,000	1,751,176
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	4,000,000	4,315,802
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	1,655,000	1,660,165
Illinois St Gen. Oblig. Series FEBRUARY 2014, 5% 2/1/2026	515,000	516,477
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	2,135,000	2,095,569
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2028	4,000,000	4,226,577
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	180,000	195,234
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	935,000	1,012,444
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	935,000	1,008,223
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	1,870,000	1,948,181
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,530,000	7,055,801
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	4,730,000	5,106,191
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	1,160,000	1,255,815
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,520,000	1,639,383
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	6,485,000	6,960,776
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	2,945,000	3,192,740
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	2,375,000	2,624,385
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	1,790,000	1,964,056
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	1,580,000	1,716,712
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,155,000	1,239,697
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	4,850,000	5,191,968
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	2,570,000	2,601,588
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	4,060,000	4,325,308
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	1,590,000	1,608,649
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	430,000	443,187
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	575,000	590,242
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	240,000	244,794
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	255,000	256,756
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	235,000	236,739
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	545,000	547,163
		172,973,432
Health Care - 1.5%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	2,340,000	2,428,558
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	1,000,000	1,030,603
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	335,000	335,022
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	280,000	283,174
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,820,000	4,543,051
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2043	45,000	45,523
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2045	9,360,000	9,408,502
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	6,175,000	5,961,938
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	8,175,000	6,294,097
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	740,000	806,298
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,025,000	814,222
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,620,000	2,089,611
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	2,075,000	1,879,514
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	5,655,000	4,286,136
		40,206,249
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	415,000	358,013
Special Tax - 3.2%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2042	10,000,000	10,782,211
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	625,000	480,577
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (g)	730,000	471,978
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (g)	970,000	597,597
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	7,050,000	4,343,360
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (g)	1,815,000	1,066,889
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (g)	1,055,000	999,367
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (g)	4,775,000	4,057,530
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	750,000	497,342
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (g)	985,000	508,797
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (g)	1,355,000	666,298
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	2,995,000	1,380,101
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (g)	14,385,000	5,671,538
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	2,365,000	879,769
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	3,070,000	3,208,119
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	2,520,000	2,631,673
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	6,840,000	6,999,150
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 5% 6/15/2057	6,200,000	6,273,085
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	8,380,000	7,727,816
Regional Transn Auth IL 5.75% 6/1/2033	10,000,000	11,298,950
Sales Tax Securitization Corp 3% 1/1/2027	1,420,000	1,398,831
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2034	10,000,000	11,137,168
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2035	4,000,000	4,438,271
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2030	2,000,000	2,185,598
		89,702,015
Transportation - 1.0%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	2,105,000	2,216,572
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	3,040,000	3,195,591
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	9,830,000	10,106,134
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	360,000	369,587
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2037	3,105,000	3,123,170
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	655,000	654,463
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2036	2,000,000	2,185,042
Chicago IL O'Hare Intl Arpt Rev Series 2022D, 5% 1/1/2037	2,400,000	2,614,738
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	460,000	482,835
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	945,000	1,027,922
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	205,000	219,329
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	765,000	837,140
		27,032,523
TOTAL ILLINOIS		347,539,164
Indiana - 1.1%
Education - 0.1%
Purdue University Series 2023 A, 5% 7/1/2036	900,000	1,020,377
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,455,000	1,492,497
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	715,000	758,506
		3,271,380
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	465,000	442,746
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,140,000	2,266,143
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	4,400,000	4,060,234
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	545,000	538,430
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	11,235,000	11,937,371
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	695,000	604,433
		19,849,357
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	445,000	433,975
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	320,000	318,215
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	1,595,000	1,593,908
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	305,000	321,279
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	305,000	325,875
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	305,000	323,006
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	255,000	274,265
		3,590,523
Special Tax - 0.2%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	4,000,000	4,218,928
TOTAL INDIANA		30,930,188
Iowa - 0.1%
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	1,180,000	1,351,900
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018B, 5% 2/15/2048	935,000	959,386
		2,311,286
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	160,000	158,246
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,125,000	1,050,749
		1,208,995
TOTAL IOWA		3,520,281
Kentucky - 3.1%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	300,000	306,564
Electric Utilities - 0.2%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	6,250,000	5,923,022
General Obligations - 0.5%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	935,000	1,000,849
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	3,745,000	3,939,419
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	1,170,000	1,177,382
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	375,000	376,939
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	935,000	938,234
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	1,170,000	1,173,450
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	1,035,000	1,112,948
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 8/1/2027	375,000	379,907
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2038	4,580,000	5,141,558
		15,240,686
Health Care - 1.1%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	710,000	677,633
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	540,000	513,450
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2025	885,000	886,411
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	1,350,000	1,166,115
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	3,180,000	3,243,611
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 4% 10/1/2039	1,405,000	1,354,880
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	90,000	91,847
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	490,000	504,553
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	590,000	632,136
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	4,495,000	3,490,159
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	15,240,000	16,342,244
		28,903,039
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	13,350,000	14,642,024
State G.O. - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,900,000	4,136,616
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	1,870,000	1,873,166
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2024 (BP PLC Guaranteed)	470,000	469,911
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2025 (BP PLC Guaranteed)	545,000	545,218
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,775,000	10,824,622
		17,849,533
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	685,000	722,644
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	645,000	678,060
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	2,340,000	2,417,775
		3,818,479
TOTAL KENTUCKY		86,683,347
Louisiana - 0.5%
Health Care - 0.4%
Calcasieu Parish LA Mem Hosp Svc Dist Hosp Rev (Lake Charles Memorial Hospital Proj.) Series 2019, 4% 12/1/2024	1,145,000	1,144,052
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 5% 7/1/2047	1,890,000	1,917,323
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	1,375,000	1,461,953
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	1,120,000	1,187,209
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	1,295,000	1,370,179
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	830,000	861,899
		7,942,615
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	975,000	1,057,621
Industrial Development - 0.1%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 0% 6/1/2037 (b)	1,400,000	1,368,018
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	2,770,000	2,788,831
		4,156,849
TOTAL LOUISIANA		13,157,085
Maine - 1.0%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2046	2,865,000	2,760,890
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	260,000	269,423
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	5,125,000	5,580,380
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	4,069,405
		12,680,098
General Obligations - 0.5%
Brunswick ME 2.25% 11/1/2035	685,000	558,203
Town of Bar Harbor ME Series 2024, 5% 9/1/2035	700,000	797,836
Town of Bar Harbor ME Series 2024, 5% 9/1/2036	1,175,000	1,333,181
Town of Bar Harbor ME Series 2024, 5% 9/1/2037	1,250,000	1,413,326
Town of Bar Harbor ME Series 2024, 5% 9/1/2038	1,000,000	1,130,876
Town of Bar Harbor ME Series 2024, 5% 9/1/2039	500,000	564,047
Town of Bar Harbor ME Series 2024, 5% 9/1/2041	1,000,000	1,113,150
Town of Bar Harbor ME Series 2024, 5% 9/1/2042	500,000	554,608
Town of Bar Harbor ME Series 2024, 5% 9/1/2043	500,000	551,874
Town of Bar Harbor ME Series 2024, 5% 9/1/2044	700,000	770,119
Town of Bar Harbor ME Series 2024, 5% 9/1/2049	2,000,000	2,174,221
Town of Bar Harbor ME Series 2024, 5% 9/1/2054	2,500,000	2,700,830
		13,662,271
Housing - 0.1%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2016C, 3.5% 11/15/2046	580,000	578,870
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	1,070,000	1,105,155
		1,684,025
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev Series 2018, 5% 7/1/2047	470,000	485,676
TOTAL MAINE		28,512,070
Maryland - 1.6%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2035	1,300,000	1,405,238
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	585,000	514,802
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	330,000	348,422
		2,268,462
General Obligations - 0.5%
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,725,000	6,079,621
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,350,000	1,423,524
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	6,800,000	5,585,644
		13,088,789
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2025	475,000	479,017
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2028	625,000	658,429
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	2,000,000	2,119,837
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	3,325,000	2,463,482
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049 (e)	1,000,000	1,063,422
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054 (e)	4,545,000	4,910,443
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2025	860,000	866,228
		12,560,858
Housing - 0.3%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	1,745,000	1,735,252
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	680,000	712,529
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	110,000	117,488
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	290,000	290,758
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	545,000	595,982
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	4,000,000	3,128,911
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	1,500,000	1,689,623
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	375,000	365,325
		8,635,868
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	675,000	659,258
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	2,340,000	2,401,895
		3,061,153
Transportation - 0.2%
Maryland St Transn Auth Transn 2.5% 7/1/2047	1,650,000	1,160,024
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,760,000	4,217,386
		5,377,410
TOTAL MARYLAND		44,992,540
Massachusetts - 2.2%
Education - 1.7%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,980,000	5,758,932
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2043	1,250,000	1,268,765
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,485,000	2,794,257
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,625,000	2,530,895
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,425,000	2,968,755
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	615,000	618,504
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2026	345,000	351,462
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	515,000	533,944
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	470,000	490,682
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2019, 5% 9/1/2059	1,375,000	1,423,158
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	2,260,000	2,318,152
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	1,000,000	1,007,220
Massachusetts St Dev Fin Agy Rv (Williams College, MA Proj.) Series 2024 V, 5% 7/1/2035	20,000,000	23,205,144
		45,269,870
Escrowed/Pre-Refunded - 0.0%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	925,000	934,655
General Obligations - 0.1%
Somerville MA Series 2020, 2% 10/15/2037	1,000,000	774,660
Stoneham Mass Series 2022, 2.125% 1/15/2038	1,000,000	785,372
Waltham Mass 2% 10/15/2037	2,570,000	1,992,118
		3,552,150
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	360,000	363,631
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	3,535,000	3,588,667
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	770,000	777,765
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,015,000	1,045,060
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	1,220,000	1,280,814
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	1,640,000	1,653,819
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2047 (f)	1,250,000	1,260,433
		9,970,189
Housing - 0.1%
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) 3% 6/1/2047	1,895,000	1,860,138
TOTAL MASSACHUSETTS		61,587,002
Michigan - 2.3%
Education - 0.3%
Oakland Univ Mich Rev Series 2016, 5% 3/1/2041	760,000	769,268
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	545,000	582,338
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	610,000	650,764
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	585,000	622,455
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	655,000	696,066
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	655,000	694,230
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	750,000	794,327
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	840,000	887,728
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	1,240,000	1,307,813
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	840,000	883,071
		7,888,060
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	6,940,000	6,704,409
Escrowed/Pre-Refunded - 0.0%
Michigan Fin Auth Rev 5% 11/15/2028 (Pre-refunded to 5/15/2025 at 100)	290,000	292,350
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	800,000	821,762
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	860,000	893,732
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,205,000	987,799
		2,703,293
Health Care - 0.5%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	990,000	879,493
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	435,000	435,490
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	400,000	401,202
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	620,000	631,007
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	865,000	885,770
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,020,000	782,756
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	1,235,000	1,266,716
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2025	3,950,000	4,020,619
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	795,000	820,569
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	270,000	278,466
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	935,000	967,226
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	745,000	692,195
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,045,000	1,633,244
		13,694,753
Housing - 0.5%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,100,000	2,086,277
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,240,000	1,545,083
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.7% 10/1/2056	1,000,000	661,992
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	7,815,000	8,354,001
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage 1987 Adopted December 17, 1987 Sf Wl Open Go Proj.) Series B, 3.5% 6/1/2047	905,000	899,342
		13,546,695
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	810,000	727,315
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	470,000	493,551
		1,220,866
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev Series 2023 C, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,055,000	2,310,945
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2040 (Assured Guaranty Municipal Corp Insured)	2,200,000	2,474,005
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2041 (Assured Guaranty Municipal Corp Insured)	2,090,000	2,339,547
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	1,800,000	2,006,829
Wayne Cnty Mich Arpt Auth Rev Series 2023A, 5.25% 12/1/2043 (Assured Guaranty Municipal Corp Insured)	2,075,000	2,297,777
		11,429,103
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2037	3,175,000	3,522,328
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2038	1,325,000	1,464,277
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2037	750,000	832,046
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2038	1,000,000	1,105,115
		6,923,766
TOTAL MICHIGAN		64,403,295
Minnesota - 1.2%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	1,365,000	1,251,359
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	5,000	5,002
		1,256,361
General Obligations - 0.3%
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	1,155,000	1,134,349
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,205,000	1,181,604
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,855,000	1,505,923
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	845,000	842,334
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	885,000	880,661
		5,544,871
Health Care - 0.7%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	470,000	479,177
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	10,845,000	11,528,554
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	4,175,000	4,475,485
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(f)	1,340,000	1,321,345
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	505,000	480,431
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	630,000	649,316
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	2,095,000	2,112,474
		21,046,782
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	610,000	648,653
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	3,025,000	3,250,589
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	495,000	539,731
		4,438,973
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	470,000	484,866
TOTAL MINNESOTA		32,771,853
Mississippi - 0.1%
Health Care - 0.1%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	610,000	627,179
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	935,000	987,900
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	565,000	584,872
		2,199,951
TOTAL MISSISSIPPI		2,199,951
Missouri - 0.7%
Education - 0.1%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	2,290,000	2,184,668
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	430,000	446,554
		2,631,222
Health Care - 0.2%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	1,795,000	1,853,212
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,620,000	1,580,971
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	55,000	55,254
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.25% 9/1/2053	3,910,000	3,930,038
		7,419,475
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	95,000	95,338
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	2,095,000	2,054,139
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,225,000	1,375,480
		3,524,957
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	2,275,000	2,393,778
Water & Sewer - 0.2%
Kansas City MO Wtr Rev 4% 12/1/2032	630,000	658,755
Kansas City MO Wtr Rev 4% 12/1/2034	375,000	390,004
Kansas City MO Wtr Rev 4% 12/1/2036	655,000	671,887
Kansas City MO Wtr Rev 4% 12/1/2037	470,000	477,113
Kansas City MO Wtr Rev 4% 12/1/2040	470,000	475,151
Kansas City MO Wtr Rev 5% 12/1/2028	545,000	590,506
Kansas City MO Wtr Rev 5% 12/1/2029	330,000	363,355
Kansas City MO Wtr Rev 5% 12/1/2030	620,000	690,548
Kansas City MO Wtr Rev 5% 12/1/2035	560,000	614,459
		4,931,778
TOTAL MISSOURI		20,901,210
Montana - 0.2%
Health Care - 0.2%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,950,000	3,831,925
Montana Facility Finance Authority (Logan Health Proj.) 5% 7/1/2028	645,000	667,529
		4,499,454
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	45,000	45,258
TOTAL MONTANA		4,544,712
Nebraska - 0.5%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	940,000	684,195
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	2,280,000	2,264,205
State G.O. - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,755,000	10,291,123
TOTAL NEBRASKA		13,239,523
Nevada - 0.9%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	200,000	206,192
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	12,190,000	10,564,494
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041 (e)	3,730,000	3,268,299
		14,038,985
Housing - 0.3%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	5,400,000	5,259,361
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	1,010,000	1,013,549
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	105,000	105,434
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	1,235,000	1,208,570
		7,586,914
Special Tax - 0.1%
NV Hwy Imp Rev Bd Series 2020 A, 2% 12/1/2032	3,020,000	2,562,004
Water & Sewer - 0.0%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2040	1,245,000	1,251,010
TOTAL NEVADA		25,438,913
New Hampshire - 0.7%
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	1,990,000	1,560,648
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	2,185,000	2,173,396
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	295,000	305,854
		4,039,898
Housing - 0.6%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	1,574,959	1,573,426
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,230,668	2,225,481
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,202,212	5,890,584
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	7,529,834	7,284,730
		16,974,221
TOTAL NEW HAMPSHIRE		21,014,119
New Jersey - 5.5%
Education - 0.3%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,250,000	1,349,863
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,249
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	200,000	203,606
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	970,000	977,830
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	1,980,000	2,064,317
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	2,080,000	2,159,080
		7,827,945
General Obligations - 3.7%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	1,085,000	1,093,915
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	420,000	421,947
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	935,000	957,784
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	550,000	585,436
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	2,745,000	2,679,489
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	740,000	716,941
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,560,000	2,750,306
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	750,000	837,184
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	1,055,000	1,198,359
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	935,000	960,497
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	545,000	572,024
New Jersey St Gen. Oblig. 2% 6/1/2034	740,000	586,878
New Jersey St Gen. Oblig. 4% 6/1/2031	13,000,000	13,723,055
New Jersey St Gen. Oblig. 5% 6/1/2028	935,000	1,004,511
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	1,130,000	1,019,789
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (g)	1,310,000	1,107,544
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (g)	1,000,000	807,337
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured) (g)	2,100,000	1,695,408
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (g)	1,615,000	1,252,279
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,400,000	4,187,187
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	3,190,000	2,292,619
New Jersey Trans Trust Fund Auth 4% 12/15/2039	935,000	929,261
New Jersey Trans Trust Fund Auth 4% 6/15/2034	550,000	561,240
New Jersey Trans Trust Fund Auth 4% 6/15/2039	975,000	972,273
New Jersey Trans Trust Fund Auth 4% 6/15/2045	5,915,000	5,723,229
New Jersey Trans Trust Fund Auth 4% 6/15/2050	6,105,000	5,870,483
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,095,000	1,201,136
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,230,000	4,625,360
New Jersey Trans Trust Fund Auth 5% 6/15/2036	1,075,000	1,157,081
New Jersey Trans Trust Fund Auth 5% 6/15/2040	12,850,000	14,103,655
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 6/15/2050 at 100)	470,000	490,377
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,355,000	2,385,436
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	630,000	665,298
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	1,100,000	1,158,633
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	1,215,000	1,167,103
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	750,000	750,892
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	3,125,000	3,098,111
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	5,350,000	5,161,201
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	3,600,000	3,461,710
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,845,000	2,015,325
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	4,485,000	4,940,940
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	1,250,000	1,382,316
Ocean City NJ Gen. Oblig. 2% 10/15/2030	635,000	564,140
		102,835,689
Health Care - 0.3%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	220,000	175,310
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	310,000	199,920
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,910,000	1,708,707
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	1,585,000	1,626,792
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	3,355,000	3,004,369
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	1,095,000	1,116,246
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	85,000	85,262
		7,916,606
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	935,000	985,605
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	4,535,000	4,547,688
		5,533,293
Transportation - 1.0%
New Jersey Turnpike Authority 5% 1/1/2028	1,000,000	1,025,739
New Jersey Turnpike Authority 5% 1/1/2028	3,005,000	3,204,640
New Jersey Turnpike Authority 5% 1/1/2032	2,375,000	2,667,404
New Jersey Turnpike Authority Series 2015 E, 5% 1/1/2034	630,000	631,321
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,455,000	2,707,812
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,580,000	2,836,638
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	3,440,000	3,770,587
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,075,000	3,365,591
Newark NJ Hsg Auth Port Auth Port Newark Marine Term Rent Backed (Port Auth NY & NJ Proj.) Series 2007, 5.25% 1/1/2026 (National Public Finance Guarantee Corporation Insured)	935,000	951,454
Port Auth NY & NJ Series 243, 5% 12/1/2037	4,750,000	5,367,006
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2038	1,000,000	1,073,844
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	1,350,000	1,433,614
		29,035,650
TOTAL NEW JERSEY		153,149,183
New Jersey,New York - 0.5%
Education - 0.5%
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	11,590,000	12,910,127
New Mexico - 0.2%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	1,365,000	1,378,492
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	65,000	67,337
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	45,000	46,008
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	45,364
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	100,000	99,592
		1,636,793
Housing - 0.2%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2018 A 1, 4% 1/1/2049	825,000	827,268
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 C, 4% 1/1/2050	470,000	471,665
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 D, 3.75% 1/1/2050	180,000	179,875
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 C, 5.75% 3/1/2054	1,890,000	2,032,729
		3,511,537
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	935,000	966,816
TOTAL NEW MEXICO		6,115,146
New York - 14.2%
Education - 0.9%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	750,000	811,894
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2040	935,000	1,001,862
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2041	935,000	998,608
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	1,540,000	1,600,755
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	1,615,000	1,678,827
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	780,000	789,963
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	1,225,000	1,232,895
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	2,760,000	2,766,168
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	2,900,000	2,891,300
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	1,520,000	1,505,616
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	6,385,000	5,959,808
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	380,000	396,435
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,075,000	1,099,676
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,775,000	2,796,985
		25,530,792
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2036	235,000	248,524
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,745,000	7,522,629
		7,771,153
General Obligations - 2.0%
City of New York NY Gen. Oblig. 5% 8/1/2031	3,990,000	4,400,176
City of New York NY Gen. Oblig. 9% tender 6/1/2044 (h)	990,000	999,309
City of New York NY Gen. Oblig. Series FISCAL 2023 1, 5% 8/1/2028	1,000,000	1,077,309
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2039	9,105,000	10,001,105
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	2,000,000	2,218,910
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2039	2,800,000	3,093,275
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2040	9,000,000	9,889,878
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2041	1,000,000	1,092,605
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	2,635,000	2,920,268
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2042	2,000,000	2,179,675
Nassau Cnty NY Gen. Oblig. 5% 4/1/2038	2,000,000	2,252,300
Nassau Cnty NY Gen. Oblig. 5% 4/1/2039	1,800,000	2,015,636
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,055,000	2,170,037
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2035	6,550,000	6,569,480
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	5,880,000	6,602,828
		57,482,791
Health Care - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	595,000	602,916
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	1,775,000	1,564,600
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Municipal Corp Insured)	1,520,000	1,521,257
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (f)	250,000	235,022
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	935,000	794,759
		4,718,554
Housing - 2.2%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	650,000	659,541
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	960,000	906,276
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,545,000	3,290,768
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	12,625,000	12,679,959
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	1,545,000	1,508,379
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	725,000	708,536
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	8,400,000	8,403,225
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	3,955,000	3,971,021
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,410,000	4,445,147
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,145,000	907,164
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.5% 11/1/2051	4,155,000	2,730,547
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	6,515,000	4,748,008
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,445,000	984,233
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	6,590,000	6,346,507
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,140,000	2,198,172
State of New York Mortgage Agency (NY Homeowner Mortgage 1987 Adopted September 10, 1987 Sf Wl Open Proj.) Series 225, 2.45% 10/1/2045	10,000,000	7,181,056
		61,668,539
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	280,000	280,019
Other - 0.1%
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	3,370,000	3,769,362
Special Tax - 6.3%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2037	2,500,000	2,792,572
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	5,000,000	5,562,219
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	3,600,000	3,985,084
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	8,665,000	9,559,028
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	3,780,000	4,178,922
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	3,505,000	3,853,899
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2042	2,500,000	2,733,496
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5.25% 5/1/2051	13,955,000	15,225,597
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	1,935,000	2,038,688
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,720,000	17,241,272
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	2,340,000	1,840,050
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	3,830,000	3,780,303
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	935,000	969,651
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,920,000	3,105,860
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	4,000,000	4,063,812
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	4,000,000	4,046,120
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,435,000	5,347,080
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	12,850,000	13,903,527
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,705,000	8,528,041
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2040	4,000,000	4,387,385
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2028	2,500,000	2,685,425
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,045,000	3,370,264
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	6,090,000	6,816,292
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	7,615,000	8,616,915
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	1,985,000	2,268,306
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	1,775,000	2,044,273
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	1,170,000	1,144,906
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	7,380,000	7,144,062
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	1,525,000	1,201,418
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	8,705,000	8,581,144
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	7,020,000	6,869,443
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (g)	5,160,000	3,841,612
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	1,645,000	1,582,351
		173,309,017
Transportation - 1.6%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	12,660,000	12,118,321
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	400,000	402,809
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	8,760,000	9,222,129
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	1,870,000	1,950,240
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	2,230,000	2,328,970
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2028	2,310,000	2,345,937
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	325,000	348,976
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,280,000	2,506,912
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	1,750,000	1,914,864
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2039	1,130,000	1,261,460
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2040	1,000,000	1,110,043
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2041	1,750,000	1,932,232
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2042	1,000,000	1,098,877
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2043	1,000,000	1,093,820
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	5,000,000	5,489,067
		45,124,657
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB1, 5.25% 6/15/2054	5,000,000	5,457,792
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	10,735,000	11,813,497
		17,271,289
TOTAL NEW YORK		396,926,173
North Carolina - 1.3%
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	50,000	53,038
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	920,000	760,116
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	820,000	822,327
		1,582,443
Health Care - 0.3%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	5,130,000	5,134,814
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,810,000	1,474,137
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	1,260,000	1,243,265
		7,852,216
Housing - 0.4%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	11,650,000	11,435,159
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,105,000	1,204,384
		12,639,543
Transportation - 0.6%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2037	775,000	870,777
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2038	785,000	879,075
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	13,100,000	13,483,907
		15,233,759
TOTAL NORTH CAROLINA		37,360,999
North Dakota - 0.3%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	2,865,000	2,008,524
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	1,060,000	936,308
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	645,000	632,769
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	2,515,000	2,598,268
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,860,000	1,811,995
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	390,000	425,492
		5,468,524
TOTAL NORTH DAKOTA		8,413,356
Ohio - 2.1%
Education - 0.7%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,250,000	1,323,112
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,320,000	1,413,905
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,390,000	1,482,941
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,465,000	1,557,480
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 4% 7/1/2040	685,000	678,622
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2035	2,455,000	2,630,993
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2042	1,590,000	1,628,305
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2042	4,235,000	4,446,335
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2044 (e)	1,795,000	1,861,172
		17,022,865
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2016 A, 5% 2/15/2046	830,000	838,193
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,725,000	1,888,961
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,425,000	1,573,809
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,900,000	2,116,784
		6,417,747
General Obligations - 0.0%
Ohio St Spl Oblig (State of Ohio Proj.) Series 2023A, 5% 4/1/2036	1,000,000	1,120,772
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	3,495,000	3,528,779
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2031	360,000	383,652
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2047	935,000	941,419
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2052	3,720,000	3,789,592
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	770,000	796,279
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2016, 5% 1/1/2051	935,000	902,011
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2045	3,320,000	3,371,082
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	1,590,000	1,525,574
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	1,255,000	1,228,953
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	265,000	247,350
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2024	490,000	490,386
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2025	430,000	436,536
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	560,000	575,972
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,815,000	1,843,145
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	1,510,000	1,539,257
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	405,000	416,979
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	830,000	864,461
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	880,000	923,285
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	930,000	978,869
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	995,000	1,050,988
		25,834,569
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	60,000	60,672
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,565,000	1,716,318
		1,776,990
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,030,000	1,508,796
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	660,000	591,350
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,045,000	2,165,618
		4,265,764
Transportation - 0.1%
Cleveland OH Arpt Sys Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	685,000	686,513
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	1,310,000	1,477,523
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	590,000	654,400
		2,818,436
TOTAL OHIO		59,257,143
Oklahoma - 0.1%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	335,000	339,652
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	620,000	616,452
		956,104
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	290,000	317,873
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	280,000	314,317
		632,190
TOTAL OKLAHOMA		1,588,294
Oregon - 0.5%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	1,720,000	1,781,160
Health Care - 0.3%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	1,215,000	1,299,577
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	3,465,000	3,690,585
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,125,000	2,394,394
		7,384,556
Housing - 0.2%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	570,000	466,738
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	5,160,000	5,170,063
		5,636,801
TOTAL OREGON		14,802,517
Pennsylvania - 4.4%
Education - 0.2%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	3,940,000	4,171,868
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	445,000	213,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	995,000	477,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	1,110,000	532,800
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2025	260,000	260,508
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	310,000	309,743
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	590,000	604,250
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	1,495,000	1,511,207
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	1,280,000	1,258,533
Philadelphia PA Auth For Indl Dev Revs (St Josephs University, PA Proj.) Series 2017, 5% 11/1/2047	975,000	978,601
Philadelphia PA Auth For Indl Dev Temple Univ Rev (Temple Univ, PA Proj.) Series 2015, 5% 4/1/2033	495,000	497,438
		10,816,148
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	2,890,000	3,111,517
Escrowed/Pre-Refunded - 0.1%
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2030 (Pre-refunded to 7/1/2027 at 100)	1,345,000	1,412,320
Delaware Cnty PA Auth Rev Series 2017, 5% 7/1/2047 (Pre-refunded to 7/1/2027 at 100)	1,640,000	1,722,085
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	95,000	102,986
		3,237,391
General Obligations - 1.2%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	635,000	654,292
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	1,640,000	1,778,662
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	2,810,000	3,091,206
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	3,750,000	3,754,011
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	5,580,000	5,590,416
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	1,090,000	1,128,785
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	2,105,000	2,250,680
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	2,575,000	2,750,037
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	2,260,000	2,403,452
Philadelphia PA Sch Dist 4% 9/1/2035	1,170,000	1,181,424
Philadelphia PA Sch Dist 5% 9/1/2026	1,310,000	1,351,738
Philadelphia PA Sch Dist 5% 9/1/2026	1,035,000	1,067,976
Philadelphia PA Sch Dist 5% 9/1/2026	1,870,000	1,929,581
Philadelphia PA Sch Dist 5% 9/1/2030	1,250,000	1,334,504
Philadelphia PA Sch Dist 5% 9/1/2032	935,000	993,870
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	580,000	619,166
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	1,355,000	1,411,931
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	830,000	855,214
		34,146,945
Health Care - 1.4%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2034	1,065,000	1,084,836
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	860,000	882,124
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,675,000	3,959,878
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,515,000	2,725,637
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2026	1,780,000	1,822,511
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2027	1,870,000	1,953,928
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 5% 7/1/2028	1,945,000	2,059,919
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	380,000	419,163
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,515,000	2,251,818
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2036	700,000	687,463
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2037	700,000	686,256
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	1,590,000	1,552,214
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	1,030,000	1,001,575
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	235,000	223,946
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	900,000	949,330
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	965,000	1,024,342
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 4/15/2025	700,000	704,943
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2035	500,000	555,493
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2035	500,000	555,493
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	220,000	212,255
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	520,000	493,335
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2044	380,000	390,015
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	605,000	616,995
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,050,000	8,724,205
Union Cnty PA Hosp Auth Hosp Rev (Evangelical Community Hospital Proj.) 5% 8/1/2048	1,340,000	1,357,829
		36,895,503
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,400,000	1,440,403
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	2,725,000	2,640,153
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	1,940,000	1,970,651
		6,051,207
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	7,525,000	7,850,005
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2048 (Assured Guaranty Municipal Corp Insured)	850,000	924,244
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023B, 5.25% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,077,377
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	4,680,000	4,481,682
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	935,000	875,837
		15,209,145
Water & Sewer - 0.6%
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2033	650,000	726,680
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2034	800,000	891,772
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,674,231
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2041 (Assured Guaranty Municipal Corp Insured)	4,330,000	4,773,939
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2042 (Assured Guaranty Municipal Corp Insured)	3,500,000	3,843,231
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	2,755,000	3,072,347
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	420,000	440,845
		15,423,045
TOTAL PENNSYLVANIA		124,890,901
Puerto Rico - 0.9%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	8,638,773	5,895,847
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	5,651,810	5,568,001
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	2,035,000	1,995,673
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	589,592	613,561
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,000,136	4,303,147
		18,376,229
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (f)	1,750,000	1,684,343
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (f)	835,000	879,573
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	3,500,000	3,671,583
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (f)	1,750,000	1,663,522
		7,899,021
TOTAL PUERTO RICO		26,275,250
Rhode Island - 1.0%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	1,000,000	1,108,592
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	3,570,000	3,833,736
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	4,095,000	4,354,269
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2036	225,000	250,567
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	255,000	281,180
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2041	750,000	819,309
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2042	1,000,000	1,088,034
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2043	1,300,000	1,411,058
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2047	5,500,000	5,903,052
		19,049,797
General Obligations - 0.1%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) Series 2020 A, 5% 9/15/2039 (Assured Guaranty Municipal Corp Insured)	1,490,000	1,552,999
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	1,055,000	1,173,635
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	905,000	998,007
		3,724,641
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	855,000	858,459
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	1,670,000	1,667,289
		2,525,748
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	730,000	724,849
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership 1988 Adopted October 19, 1988 Sf Wl Open Proj.) Series 73A, 2.3% 10/1/2040	3,045,000	2,292,697
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	100,000	100,254
		3,117,800
TOTAL RHODE ISLAND		28,417,986
South Carolina - 1.4%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	2,900,000	2,770,949
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2032	1,580,000	1,714,085
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2026	95,000	95,042
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	205,000	209,637
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2033	2,250,000	2,520,524
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	2,270,000	2,511,825
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,184,437
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2042	1,000,000	1,082,006
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,340,000	1,447,789
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,855,000	2,035,533
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	460,000	451,860
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	685,000	728,931
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	5,055,000	5,423,058
		20,404,727
Health Care - 0.4%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2034	1,170,000	1,218,995
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	2,110,000	2,102,226
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	2,500,000	2,473,871
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	1,460,000	1,582,202
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2041	2,000,000	2,157,664
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	1,220,000	1,285,175
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	2,310,000	2,352,260
		13,172,393
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	170,000	170,860
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	955,000	1,047,699
		1,218,559
Transportation - 0.1%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	1,755,000	1,818,686
TOTAL SOUTH CAROLINA		39,385,314
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,730,000	1,366,225
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	560,000	610,994
TOTAL SOUTH DAKOTA		1,977,219
Tennessee - 1.0%
Education - 0.4%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 4% 10/1/2049	2,150,000	1,899,336
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,145,000	1,164,896
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2043	2,000,000	2,138,371
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2048	5,000,000	5,398,815
		10,601,418
Escrowed/Pre-Refunded - 0.0%
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2027	30,000	31,462
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2028	20,000	21,375
Jackson TN Hosp Rev Series 2018 A, 5% 4/1/2041 (Pre-refunded to 10/1/2028 at 100)	25,000	26,945
		79,782
General Obligations - 0.0%
Marion Cnty Tenn 2% 6/1/2034	1,330,000	1,096,793
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	7,770,000	7,417,115
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	575,000	581,443
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	2,105,000	2,166,006
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	560,000	576,086
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	375,000	390,278
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	445,000	455,325
		11,586,253
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	2,170,000	2,131,371
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	720,000	704,314
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	265,000	215,171
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	252,316
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	575,000	474,103
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	530,000	526,886
		4,304,161
TOTAL TENNESSEE		27,668,407
Texas - 8.4%
Education - 0.4%
Houston TX Higher Ed (Rice University, TX Proj.) Series 2024, 5% 5/15/2034	8,525,000	9,769,422
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,450,000	1,484,283
		11,253,705
Electric Utilities - 1.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	2,105,000	2,248,193
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	1,405,000	1,449,568
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	1,590,000	1,627,449
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,291,025
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,531,355
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2038 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,635,473
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	1,915,000	2,077,903
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	2,500,000	2,703,278
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2028 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,337,202
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,790,025
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2030 (Assured Guaranty Municipal Corp Insured)	1,750,000	1,919,924
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2031 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,825,422
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Municipal Corp Insured)	1,570,000	1,750,555
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Municipal Corp Insured)	1,120,000	1,257,487
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,116,010
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Municipal Corp Insured)	1,010,000	1,122,965
San Antonio TX Elec & Gas Rev 1.75% tender 2/1/2049 (b)	10,060,000	9,808,494
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	3,690,000	3,857,268
		42,349,596
General Obligations - 2.9%
Bell Cnty TX Gen. Oblig. 2% 2/15/2034	2,500,000	2,068,812
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,000,000	806,230
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2033	1,355,000	1,073,657
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	705,000	537,066
Cedar Park TX Gen. Oblig. 1.75% 2/15/2036	1,665,000	1,235,282
City of Coppell TX Gen. Oblig. Series 2020, 1.625% 2/1/2037	1,495,000	1,043,658
City of Frisco TX Gen. Oblig. 2% 2/15/2034	1,545,000	1,250,781
City of Frisco TX Gen. Oblig. 2% 2/15/2035	4,460,000	3,511,850
City of Frisco TX Gen. Oblig. 2% 2/15/2035	1,575,000	1,240,171
City of Frisco TX Gen. Oblig. 2% 2/15/2036	1,610,000	1,233,069
City of Frisco TX Gen. Oblig. 2% 2/15/2036	4,550,000	3,484,760
City of Frisco TX Gen. Oblig. 2% 2/15/2037	1,640,000	1,221,810
City of Frisco TX Gen. Oblig. 2% 2/15/2041	525,000	350,499
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,935,000	1,582,027
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	710,000	535,660
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	1,600,000	1,602,052
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed) (e)	1,325,000	1,223,839
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed) (e)	1,125,000	1,028,019
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,765,000	2,683,549
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,016,048
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,015,691
Houston TX Gen. Oblig. 5% 3/1/2031	1,170,000	1,213,163
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	3,270,000	3,702,597
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	8,230,000	9,391,475
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,980,000	6,870,336
Judson TX Indpt Sch Dist Series 2024, 5% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,261,432
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	500,000	547,223
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,632,346
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	330,000	357,644
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,510,000	1,479,072
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	10,285,000	10,212,513
Plano TX Gen. Oblig. 3.37% 9/1/2037	840,000	794,302
Plano TX Gen. Oblig. 5% 9/1/2040	1,000,000	1,096,446
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,480,000	1,350,527
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,825,000	1,841,043
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	3,380,000	3,725,759
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,220,000	2,438,848
		79,659,256
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,250,000	2,428,036
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	385,000	390,453
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	890,000	886,719
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2024	515,000	515,568
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	1,185,000	1,152,152
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,265,000	1,211,528
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	2,810,000	2,676,211
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	515,000	563,942
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	1,870,000	2,009,843
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2047	7,485,000	7,571,750
		19,406,202
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,995,000	4,386,974
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	690,511	597,313
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	470,000	473,251
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,385,000	2,623,267
		8,080,805
Special Tax - 0.6%
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	715,000	754,430
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	8,695,000	8,263,328
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	7,180,000	8,231,460
		17,249,218
State G.O. - 0.0%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,090,000	1,219,750
Transportation - 1.8%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	3,525,000	3,583,587
Central TX Regl Mobility Auth Rev 5% 1/1/2030	935,000	1,012,999
Central TX Regl Mobility Auth Rev 5% 1/1/2032	1,195,000	1,299,857
Central TX Regl Mobility Auth Rev 5% 1/1/2039	1,215,000	1,291,050
Central TX Regl Mobility Auth Rev 5% 1/1/2046	3,275,000	3,413,771
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	260,000	263,870
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	210,000	212,581
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	230,000	231,966
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	330,000	332,114
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	435,000	436,885
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	560,000	559,999
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	215,000	213,429
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	185,000	192,031
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	215,000	227,089
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	795,000	850,445
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	375,000	406,283
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	185,000	199,518
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	185,000	198,824
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	280,000	300,025
Dallas Fort Worth International Airport 5% 11/1/2039	2,600,000	2,864,878
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	1,320,000	1,346,959
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	1,175,000	1,195,765
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,230,000	10,826,009
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	470,000	485,165
North TX Twy Auth Rev 4% 1/1/2033	1,870,000	1,904,539
North TX Twy Auth Rev 5% 1/1/2030	700,000	713,154
North TX Twy Auth Rev 5% 1/1/2035	470,000	492,699
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,715,000	1,701,341
North TX Twy Auth Rev Series 2019 B, 5% 1/1/2025	605,000	606,431
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	2,570,000	2,834,005
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	840,000	936,622
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,700,000	4,167,151
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	1,640,000	1,625,363
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	770,000	772,534
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	1,965,000	1,960,858
Texas Transportation Commission 0% 8/1/2041 (g)	1,405,000	640,244
		50,300,040
Water & Sewer - 0.1%
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	470,000	484,508
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	355,000	370,354
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	1,480,000	1,600,275
		2,455,137
TOTAL TEXAS		231,973,709
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	478,952	388,862
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2046	2,305,000	2,436,570
Salt Lake City UT Arpt Rev 5% 7/1/2051	9,285,000	9,714,292
		12,150,862
TOTAL UTAH		12,539,724
Vermont - 0.1%
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	991,000	989,791
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	910,000	885,340
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2022A, 5.25% 11/1/2052	997,000	1,040,809
		2,915,940
TOTAL VERMONT		2,915,940
Virginia - 0.5%
Education - 0.1%
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	470,000	483,284
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	260,000	246,607
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	235,000	220,321
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	260,000	241,174
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	700,000	620,508
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	330,000	334,635
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	330,000	340,045
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	410,000	427,020
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	540,000	566,752
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	935,000	938,586
		4,418,932
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,020,000	2,055,609
General Obligations - 0.0%
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5% 7/1/2040	1,165,000	1,293,806
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	4,425,000	4,754,837
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,550,000	1,165,124
		5,919,961
TOTAL VIRGINIA		13,688,308
Washington - 2.4%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,645,000	2,018,970
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	400,000	403,692
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	1,880,000	1,920,089
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2034	1,415,000	1,430,139
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	2,470,000	2,062,294
		7,835,184
Electric Utilities - 0.4%
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	3,750,000	4,218,044
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	3,000,000	3,350,025
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2040	4,000,000	4,443,649
		12,011,718
Escrowed/Pre-Refunded - 0.0%
Port Seattle WA Rev Series B, 5% 3/1/2025 (Pre-refunded to 11/12/2024 at 100)	235,000	235,100
General Obligations - 0.2%
King County WA Gen. Oblig. 2% 1/1/2036	2,200,000	1,719,520
Spokane Cnty WA Sch Dist 81 Series 2017 B, 5% 12/1/2029 (State of Washington Guaranteed)	2,995,000	3,183,596
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	470,000	487,515
		5,390,631
Health Care - 0.9%
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	1,870,000	1,994,402
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	2,105,000	2,191,070
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2050	2,340,000	2,417,753
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	810,000	834,678
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	40,000	41,053
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	525,000	529,471
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	5,410,000	4,959,151
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	3,950,000	4,239,151
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	230,000	231,474
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	210,000	213,305
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	6,550,000	6,076,413
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2036	470,000	479,705
		24,207,626
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.5% 1/1/2040	1,000,000	1,018,410
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	2,400,000	2,465,273
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	675,000	686,337
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	2,020,000	2,042,098
		6,212,118
Special Tax - 0.3%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	1,100,000	1,126,281
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	500,000	398,529
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	9,195,000	9,278,846
		10,803,656
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	2,150,000	2,081,210
TOTAL WASHINGTON		68,777,243
West Virginia - 0.8%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	805,000	798,557
Health Care - 0.8%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,290,000	1,299,184
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	5,560,000	6,250,659
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	4,500,000	5,024,650
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2037	1,400,000	1,522,951
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2038	500,000	542,520
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,970,000	2,117,809
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,970,000	2,112,674
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	3,505,000	3,729,502
		22,599,949
TOTAL WEST VIRGINIA		23,398,506
Wisconsin - 2.3%
Education - 0.3%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (f)	395,000	398,803
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	1,320,000	1,354,527
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	6,175,000	6,257,667
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2043	295,000	294,142
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	495,000	484,355
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	515,000	532,117
		9,321,611
Electric Utilities - 0.2%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,870,000	1,955,752
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	1,065,000	779,501
New Richmond Wis Sch Dist 4% 4/1/2041	5,510,000	5,511,919
New Richmond Wis Sch Dist 4% 4/1/2043	1,250,000	1,234,286
New Richmond Wis Sch Dist 5% 4/1/2035	1,630,000	1,794,751
New Richmond Wis Sch Dist 5% 4/1/2039	1,515,000	1,640,817
New Richmond Wis Sch Dist 5% 4/1/2040	1,730,000	1,861,541
		12,822,815
Health Care - 1.1%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	4,855,000	3,773,187
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	5,040,000	4,639,594
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2030	765,000	820,523
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,350,000	1,390,574
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,385,000	1,041,687
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	2,235,000	2,264,001
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (f)	840,000	844,950
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (f)	1,225,000	1,224,999
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013B 1, 4% 11/15/2043	1,000,000	960,025
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	280,000	301,130
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	280,000	300,360
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	330,000	353,446
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	330,000	352,590
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	330,000	351,855
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	420,000	446,801
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,500,000	2,336,212
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019 B, 5% 7/1/2038	330,000	336,918
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019A, 5% 7/1/2044	470,000	477,104
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Proj.) Series 2019A, 5% 7/1/2049	1,870,000	1,889,027
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2025	225,000	225,832
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	160,000	164,312
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	1,350,000	1,299,627
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	1,550,000	1,638,768
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	3,200,000	2,426,103
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	1,700,000	1,476,639
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,075,000	1,160,830
		32,497,094
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	620,000	606,216
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	175,000	171,340
Wisconsin Hsg & Eda Hsg Rev (WI Mhsg Rev 2007 Proj.) Series 2021 C, 2.85% 11/1/2051	1,035,000	746,212
		1,523,768
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	5,935,000	4,743,301
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (f)	1,815,000	1,519,109
		6,262,410
TOTAL WISCONSIN		64,383,450
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	1,075,000	1,070,816
TOTAL MUNICIPAL SECURITIES (Cost $2,779,070,186)		2,739,904,574

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $51,804,602)	3.63	51,783,953	51,804,667

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,830,874,788)	2,791,709,241
NET OTHER ASSETS (LIABILITIES) - 0.6%	18,047,421
NET ASSETS - 100.0%	2,809,756,662

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,149,951 or 0.8% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	55,695,648	556,122,066	560,013,047	2,058,606	6,263	(6,263)	51,804,667	3.2%
Total	55,695,648	556,122,066	560,013,047	2,058,606	6,263	(6,263)	51,804,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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